Note 6 - Share Capital (Detail) - Stock Option Activity (CAD)	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Granted [Member]	Dec. 31, 2011 Granted [Member]	Dec. 31, 2010 Granted [Member]	Dec. 31, 2012 Exercised [Member]	Dec. 31, 2011 Exercised [Member]	Dec. 31, 2010 Exercised [Member]	Dec. 31, 2012 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2011 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2010 Forfeited, Cancelled or Expired [Member]	Dec. 31, 2012 Total [Member]	Dec. 31, 2011 Total [Member]	Dec. 31, 2010 Total [Member]
Number of optioned common shares	1,970,145		865,628	326,300	403,100	275,225	(28,417)	(1,667)	(9,548)	(62,355)	(71,547)	(47,873)	1,648,846	1,413,318	1,083,432
Weighted average exercise price (in Dollars per share)			10.10	4.16	2.14	4.40	2.34	1.50	3.63	21.27	27.42	27.38	4.54	5.32	7.95
Aggregate intrinsic value (in Dollars)	450,330	175,905	705,885				81,545	1,330	29,320				2,299,512	1,800	756,628